Income tax - Summary of Reconciliation Between Reported Tax Expense and Theoretical Tax Expense Loss Before Taxes (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Income Tax [Abstract]
(Loss)/income before tax	€ (505)	€ (370)	€ 249
Tax using the Luxembourg tax rate	(126)	(93)	62
Effect of tax rates in foreign jurisdictions	1	(11)	1
Permanent differences	69	23	(35)
Change in unrecognized deferred taxes	92	124	239
Adjustments in respect of previous years	(10)	12	1
Foreign withholding taxes	2	2	12
Other	(1)	3	3
Income tax expense	€ 27	€ 60	€ 283